Cover Document	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	AXALTA COATING SYSTEMS LTD.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-36733
Entity Tax Identification Number	98-1073028
Entity Address, Address Line One	1050 Constitution Avenue
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	855
Local Phone Number	547-1461
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $1.00 par value
Trading Symbol	AXTA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001616862